Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net income (loss) of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia for the years ended December 31, 2021, 2020 and 2019 was as follows (in millions of U.S. dollars):

	2021	2020	2019
PartnerRe Bermuda	$900	$(52)	$863
PartnerRe Europe	$28	$237	$188
PartnerRe U.S.	$68	$28	$(106)
PartnerRe Asia	$(22)	$(2)	$17
The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia at December 31, 2021 and 2020 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda (1)		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia
	2021	2020	2021	2020	2021	2020	2021	2020
Required statutory capital and surplus	$2,751	$2,359	$1,873	$1,618	$1,244	$1,080	$50	$48
Actual statutory capital and surplus	$6,022	$5,070	$2,744	$2,417	$1,369	$1,169	$233	$253

(1)Required statutory capital and surplus is calculated at the Target Capital Level